Accrued Liabilities and Other Payables	6 Months Ended
Jun. 30, 2025
Accrued Liabilities and Other Payables [Abstract]
Accrued liabilities and other payables

Note 13 – Accrued liabilities and other payables

The components of accrued expenses and other payables are as follows:

	December 31, 2024	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Accrued payroll and welfare*	55,691	187,971	147,336
Accrued expenses**	1,159,049	1,474,954	1,156,102
Other payable***	76,002	529,851	415,307
Total accrued liabilities and other payables	1,290,742	2,192,776	1,718,745

*	Includes salary and fees due to directors amounting to S$55,348 as of December 31, 2024 which shall be repaid in 2025, whereas the salaries were due and payout was postponed as agreed with the directors.

**	Accrued expenses mainly consist of accrual of professional service fees and other costs incurred yet to bill.

***	Other payable mainly consists of payable for other services and utilities expenses. As of June 30, 2025, there is a short-term advances from directors with a balance of S$417,971.